Submission	Sep. 27, 2024
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Registration File Number	333-261476
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES